Schedule of Sensitivity of Financial Assets (Cash) to Interest Rate Risk (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 3,149,909	$ 19,240,707	$ 21,278,936	$ 15,516,112
(Loss)/Profit After Income Tax Expense for the Year	(16,389,292)	(11,571,240)	$ 34,402,821
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,149,909	19,240,707
Interest rate risk [member] | Profit or Loss 100 bp Increase [Member]
IfrsStatementLineItems [Line Items]
(Loss)/Profit After Income Tax Expense for the Year	31,499	192,407
Interest rate risk [member] | Profit or Loss 100 bp Decrease [Member]
IfrsStatementLineItems [Line Items]
(Loss)/Profit After Income Tax Expense for the Year	$ (31,499)	$ (192,407)